Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable Tables
Schedule of convertible notes payable

Convertible notes payable as of December 31, 2016 and 2015, consisted of the following:

Description	2016	2015
On March 30, 2015, the Company entered into a convertible note agreement for $100,000 with an investor. This convertible note matures on April 30, 2017 and bears an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.
	$100,000	$100,000

On June 5, 2015, the Company entered into a convertible note agreement for $550,000 with an investor. This convertible note matures on June 1, 2017 and bears an interest rate of two percent (2%) per annum. The Company has only received $348,587 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.
	383,203	348,588

On April 27, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on April 27, 2019 and bears an interest rate of five percent (5%) per annum. The Company has only received $15,000 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of any amount, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 80% of the lowest price per share paid by any Investor.	25,000	-

On June 13, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on June 10, 2018 and bears an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.	25,000	-

On October, 2016, the Company entered into a convertible note agreement for $61,048 with an investor. This convertible note matures on October 20, 2018 and bear an interest rate of 2%. At any time prior to the Maturity Date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share	61,048

Notes payable total	594,251	448,588
deferred financing fees	13,595	42,896

Principal balance	580,658	405,692
Current maturities	469,608	-

Long-term portion	111,048	405,692